N-2	Aug. 28, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001965985
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Entity Registrant Name	Polen Credit Opportunities Fund
Entity Address, Address Line One	103 Bellevue Parkway
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809
City Area Code	(888)
Local Phone Number	678-6024
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Sep. 01, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment):

Institutional Class[1]
Maximum Initial Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or repurchase proceeds, whichever is lower)	None
Dividend Reinvestment Fees	None
Repurchase Fee (as a percentage of amount redeemed)	None[2]

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (as a percentage of net assets attributable to common Shares):

Institutional Class
Management Fee	1.25%
Distribution and Service (12b-1) Fees	N/A
Other Expenses[3]	1.88%
Total Annual Fund Operating Expenses	3.13%
Fee Waiver and/or Expense Reimbursement[4]	(2.38)%
Total Annual Fund Operating Expenses	0.75%

1	While neither the Fund nor the Distributor impose an initial sales charge on Institutional Class Shares, if you buy Institutional Class Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
2	The Fund does not currently impose any repurchase fees, but may in the future impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.
3	The Fund does not currently anticipate engaging in Borrowings and has not engaged in Borrowings since its commencement of operations. The fee table, therefore, reflects no use of leverage. However, the Fund may employ leverage through Borrowings in the future, with notice to Shareholders.
4	The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that total annual fund operating expenses (excluding distribution and service fees and expenses, interest and borrowing costs, taxes, dividends, investment-related expenses (such as fees and expenses of outside legal counsel or third party consultants, due diligence-related expenses, and other costs, expenses, and liabilities with respect to consummated and unconsummated investments), extraordinary expenses, “Acquired Fund Fees and Expenses”, and brokerage commissions) do not exceed an annual rate of 0.75% (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2027, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser with respect to the Fund for a three-year period following the date of such fee waiver and/or expense reimbursement, to the extent the Fund’s total annual operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

The following example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear directly or indirectly. The example illustrates the expenses that you would pay on a $1,000 investment in the Shares, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$77	$741	$1,431	$3,272

The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the Other Expenses set forth in the Annual Fund Operating Expenses table above are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same each year, except to reflect any contractual fee waivers and reduce annual expenses upon completion of amortization of organization and offering expenses and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Purpose of Fee Table , Note [Text Block]	This table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES,

AND PRINCIPAL RISKS

Investment Objective

The Fund’s investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. Although no change is anticipated, the Fund’s investment objective may be changed without shareholder approval upon 60 days’ notice to shareholders.

Investment Strategies

The Fund seeks to achieve its objective by investing primarily in high yield credit instruments, with a focus on “middle market” issuers in the United States and, to a lesser extent, Canada and Latin America. The Adviser considers middle market companies to be those with normalized EBITDA in the range of $75 to $250 million. Under normal conditions, the Fund invests at least 80% of its Managed Assets in credit instruments and other investments with similar economic characteristics, including convertible debt. The credit instruments held by the Fund may include fixed-rate, floating rate, deferred interest or pay-in-kind securities or other obligations, when-issued securities, securities issued in connection with mezzanine financing, bank debt or interests in other credit facilities or other loans or claims, whether held directly or through participations and convertible debt. To the extent that the Fund invests in derivative instruments with economic characteristics similar to those credit instruments, the daily marked-to-market value of such investments will be included for purposes of the Fund’s 80% investment policy. The Fund’s 80% investment policy may be changed by the Board, upon 60 days’ prior notice to shareholders.

Although not a principal investment strategy, the Fund may invest up to 20% of its Managed Assets in other securities and instruments including, without limitation: equity securities, including equity securities of issuers that are related to the Fund’s investments in credit instruments, such as common stock and preferred stock (including warrants or other rights to acquire common or preferred stock) and cash equivalents and money market funds for the temporary investment of cash.

The Fund will not purchase common stock or warrants to acquire common stock, unless such common stock or warrants are acquired as a result of a reorganization, corporate action or conversion, or as part of a unit of, or in connection with, a high yield issue, or issued by a non-investment grade company or company exhibiting similar characteristics. No more than 10% of the Fund’s Managed Assets will be invested in securities denominated in currencies other than U.S. dollars.

The Fund may invest in credit instruments of any credit quality, maturity and/or duration. The Fund invests its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s, S&P and Fitch (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly suitable for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade. The Fund seeks to exploit the substantial liquidity premium often available in the debt instruments of lower-rated, middle market companies. The Fund’s investments in credit instruments may be illiquid, including interests in private or restricted securities or securities or other obligations that may be subject to a “lock-up” agreement or similar contractual limitation with respect to their disposition.

The Fund invests in high yield bonds, typically of lower-rated corporate borrowers in which the Adviser believes that there exists an attractive risk-return profile and low expectation of default. The Adviser believes that the lower-rated segment of the high yield market provides compelling investment opportunities arising primarily from technical inefficiencies and rating inaccuracies. Accordingly, the Fund generally seeks to purchase bonds at prices that reflect a significant discount to what the Adviser believes to be the target company’s intrinsic value.

Similarly, first and second lien loans of non-investment grade borrowers (“bank loans”) are another area of investment for the Fund. The Adviser believes such investments tend to have significant asset coverage and low expectation of default. The Adviser targets investments in bank loans for the Fund, including loans issued on a primary basis as well as syndicated bank loans that are purchased in the secondary market.

The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Adviser also expects that the Fund will invest in privately-negotiated debt instruments. Certain companies, including middle market companies, may find it difficult to access the public or widely-syndicated markets for debt financing. As a result of this market inefficiency, the Fund may be able to extend attractively priced private bonds and loans to such companies at a compelling risk-reward level (i.e., the relationship between projections for potential profit as compared to projections for potential loss).

The Fund may invest in debt securities of stressed and distressed issuers as well as in defaulted securities and DIP financings. The Fund may also purchase performing bonds and loans that are part of a defaulted capital structure. The Adviser believes that such investments should continue to pay current interest and may be reinstated or paid off in full as part of a larger balance sheet restructuring. The Fund, together with other funds and/or accounts managed by the Adviser, may be one of the largest holders in the fulcrum tranche of securities (i.e., the security in an issuer’s capital structure that is most likely to convert to, or receive, equity in a restructuring), and the Adviser may take an active role in influencing the outcome of any ensuing restructuring (including, for example, by serving as a member of an ad hoc committee of debtholders). The Fund will attempt to use the advantaged negotiating position created by the occurrence (or expectation) of a default to negotiate improved characteristics of the loan or bond through a combination of an increase in interest rate, improvement in debt covenants, stronger legal/structural protections, and, in some instances, obtaining warrants. In certain scenarios, the fulcrum or non-fulcrum tranche may restructure into an equity position or into a combination of debt and equity positions, and the Fund may make additional investments in an issuer in such scenarios. The Fund will generally not actively target such outcomes; however, once invested in a position, the Adviser may conclude that such an outcome will result in the most favorable recovery on the investment.

The Fund may invest in certain collateralized products, such as CLOs and CDOs, backed by corporate loans issued to primarily U.S. obligors. The Fund primarily expects to invest in the senior and mezzanine tranches of CLOs that are backed by senior secured corporate loans made to companies, but may from time to time invest in the equity tranches of such CLOs. The Fund expects this aspect of its strategy to focus on CLO investments sourced from the secondary market. CLOs are typically backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans.

The Fund may also make investments across the Latin American private corporate debt spectrum, including in direct lending and other alternative credit investments primarily denominated in U.S. dollars.

The Fund generally intends to hold a relatively focused portfolio, typically comprising between 25 and 45 issuers.

The Fund is permitted to borrow money in an amount up to 33-1/3% of its total assets. The Fund does not currently anticipate engaging in borrowings (i.e., loans from certain financial institutions and/or the issuance of debt and/or preferred securities, “Borrowings”). However, the Fund may employ leverage through Borrowings in the future, with notice to shareholders. Accordingly, prospective investors should consider carefully the risks related to leverage and Borrowings summarized below. See “Principal Risks of the Fund – Leverage Risk.”

Because the fee paid to the Adviser is calculated on the basis of the Fund’s Managed Assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Adviser will be higher (and the Adviser will be benefited to that extent) if leverage is utilized. The Adviser will utilize leverage only if it believes such action would result in a net benefit to the Fund’s shareholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).

During temporary defensive periods or for cash management purposes in connection with the Fund’s operations, including the period during which the proceeds of the continuous offering of shares are being invested, the Fund may deviate from its investment objective and policies. During such periods, the Fund may invest up to 100% of its assets in money market instruments, including U.S. government securities, repurchase agreements, bank obligations and commercial paper, as well as cash, cash equivalents or high quality short-term fixed income and other securities. Accordingly, during such periods, the Fund may not achieve its investment objective.

Investment Process

In making the investments described above, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk-reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. This process applies value investing principles through rigorous research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and invest in securities of that company’s capital structure that potentially offer a significant margin of safety coupled with strong total return potential. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The members of the Adviser’s research team are generally organized as sector specialists and cover two to four sectors each. The Adviser believes that this structure enables its analysts to develop a deep understanding of the industries that they cover, as well as a network of relationships that they can leverage as they research companies. The goal of the analyst is to identify the most compelling risk-adjusted investment opportunities in a target company’s capital structure. Once a potential investment opportunity is identified, the analyst prepares a “first pass” analysis outlining the company’s business model, financial condition, and the investment thesis. If a senior investment professional, such as the portfolio manager, agrees with the analyst’s recommendation, a more in-depth “second pass” analysis is undertaken in order to create a more thorough, overall financial assessment and validate the underlying investment thesis.

The second pass, or “deep dive”, includes more extensive due diligence on the business and the securities that are being considered for investment. The Adviser’s analysts frequently meet or otherwise communicate with target company management, as well as competitors, customers, suppliers and other third parties that are familiar with the company or industry, in order to acquire a more thorough understanding of the relevant aspects of the underlying business and corresponding investment opportunity. Historically, the Adviser has found that the management teams of middle market companies are more readily accessible than those of larger companies, which enables its research analysts to identify attractive investment opportunities that larger investment managers may be less likely to recognize. In addition, analysts utilize a number of resources to identify, research, analyze, and recommend investments, including: company financial statements, company and industry contacts, industry consultants and trade literature. Finally, in order to more fully understand the risk and rewards of a potential investment, the Adviser’s analysts evaluate industry fundamentals, market share, pricing power, operating characteristics, and historical and projected financial performance.

The Adviser manages the investment portfolio of the Fund by using a collaborative, team-based approach whereby research analysts provide substantial insight into the investment process for their respective industries. Investments that are selected for inclusion in the Fund’s portfolio are purchased in accordance with the Adviser’s disciplined and systematic approach to purchasing and trading positions. The Adviser typically seeks to accumulate positions patiently and, to the extent possible, without disrupting the market price. Accordingly, the Adviser generally will attempt to scale in and out of positions over time, subject to certain exceptions, such as new debt issuances, where the targeted security may be subject to availability concerns.

The portfolio of the Fund typically is regularly reassessed by portfolio management, together with input from the trading team and the research analysts as requested. Portfolio management is also responsible for continuously reassessing relative value across names in the portfolio together with any prospective investment opportunities, while simultaneously monitoring compliance with applicable investment guidelines and portfolio diversification objectives, in an effort to ensure the most appropriate risk/reward profile within the portfolio.

The Adviser will generally look to sell an investment held by the Fund under circumstances in which the Adviser believes (i) that a fundamental adverse change occurs in a company’s credit situation, (ii) that an issue can be replaced with another issue which has more attractive return-versus-risk characteristics, (iii) positions approach specified limits due to capital appreciation or otherwise.

It is anticipated that certain strategic or illiquid investments generally will have more limited liquidity compared to other investment opportunities presented to the Fund. Accordingly, the Adviser’s sell discipline with respect to such investments may differ from the more general considerations outlined above. Specifically, no active market may exist for such investments and consequently they may be difficult to sell or to sell without incurring significant discounts to fair value. In such circumstances, the Adviser may cause the Fund to retain the investment until buyers emerge or a liquidity event occurs.

Illiquidity risk will receive significant focus in the management and investment process of the Fund’s portfolio. Because the Fund, as an interval fund, is not required to redeem its Shares on a daily basis, and because of a desire to maximize risk-adjusted yield, the Fund may invest a significant portion of its portfolio in illiquid securities, which can often offer higher yield valuations versus liquid securities with a comparable risk profile. The incremental yield compensation that may be associated with illiquid assets can offset the higher transaction cost in purchasing and selling the asset as well as offset the sometimes higher spread and price volatility of the illiquid asset.

Portfolio Composition

The Fund’s portfolio will be composed primarily of the following investments. Further description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s portfolio investments are contained in the SAI.

High Yield Debt Securities

The Fund may invest without limit in instruments rated below investment grade (commonly referred to as “junk” bonds), considered to be those that are rated Ba1 or lower by Moody’s and BB+ or lower by S&P or Fitch or instruments comparably rated by other rating agencies, or in unrated instruments determined by the Adviser to be of comparable quality (including a significant portion of such assets in credit instruments in the lower tier of the high yield market).

The prices of credit instruments generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of instruments also is inversely related to the coupon of such instruments. Accordingly, lower grade instruments may be relatively less sensitive to interest rate changes than higher quality instruments of comparable maturity, because of their higher coupon. The higher credit risk associated with lower grade instruments potentially can have a greater effect on the value of such instruments than may be the case with higher quality issues of comparable maturity, and may significantly affect the value of the Fund’s portfolio.

Bank Loans

The Fund may invest a significant amount of its NAV in bank loans. Such loans may not be rated by a national ratings agency at the time of investment, will not be registered with the SEC, and typically will not be listed on a securities exchange. In addition, the amount of public information available with respect to loans generally will be less extensive than that available for more widely traded, registered and exchange-listed securities.

The size of the trading market for loans is generally smaller than that for registered equities and investment grade rated bonds; as such, loans may be relatively illiquid compared to those types of securities. Liquidity relates to the ability of a portfolio to sell an investment in a timely manner at a price approximately equal to its value on the portfolio’s books.

Illiquid and Restricted Securities

The Fund may invest in securities that, at the time of investment, are illiquid. To the extent consistent with the liquidity requirements applicable to interval funds under Rule 23c-3 under the 1940 Act and the Fund’s investment guidelines, the Fund may invest significantly in illiquid securities. An illiquid security is a security that the Fund reasonably expects cannot be sold or disposed of in then-current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities.

The Fund also may invest without limit in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. The restriction on public sale may make it more difficult to value such securities, limit the Fund’s ability to dispose of them and lower the amount the Fund could realize upon their sale. Because they are not registered, restricted securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

Direct Lending

Direct lending loans are loans directly arranged and/or originated between a fund (i.e., non-bank or financial institution) and a borrower or sponsor. Direct lending loans are generally first lien senior secured loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position), second lien senior secured loans and mezzanine debt extended to upper middle-market companies. With respect to unitranche loans, the Fund could, pursuant to an agreement among lenders, be in a “first out” or “last out” tranche, whereby the “first out” tranche will have priority as to the “last out” tranche with respect to payments of principal, interest and any other amounts due thereunder and the “last out” lender bears greater risk relative to the “first out” lender. Direct Lending loans are generally made with the expectation of being held to the earlier of repayment or maturity given the lack of an exchange or over-the-counter market for the trading of these types of loans.

Distressed and Defaulted Instruments

The Fund may invest in debt securities of stressed and distressed issuers as well as in defaulted securities and debtor-in-possession financings. Defaulted bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. In the event of a default, the Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, and, in some cases, there may be no recovery of repayment. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments.

The Fund may invest in debt securities of stressed and distressed issuers, including those that are the subject of financial restructuring, bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest. Distressed and defaulted instruments are speculative and involve substantial risks in addition to the risks of investing in below investment grade instruments. The Fund may invest in additional securities of a defaulted issuer to retain a controlling stake in any bankruptcy proceeding or workout. Any distressed securities or any securities received in exchange for such securities may be subject to restrictions on resale. Distressed instruments may be highly illiquid and the prices at which distressed instruments may be sold may represent a substantial discount to what the Adviser believes to be the ultimate value of such obligations.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stock and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities are a form of hybrid securities because they have general characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. A convertible security could be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which could have an adverse effect on the Fund’s ability to achieve its investment objective. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt would not. The value of a convertible security is a function of (i) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth if converted into the underlying common stock.

CLOs

CLOs are a type of structured product that issues securities collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, second lien loans, and subordinate corporate loans. The underlying loans may be rated below investment grade by a rating agency. A CLO is not merely a conduit to a portfolio of loans; it is a pooled investment vehicle that may be actively managed by the collateral manager. The cash flows from a CLO are divided into two or more classes called “tranches,” each having a different risk-reward structure in terms of the right (or priority) to receive interest payments from the CLO. The risks of an investment in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund invests. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans.

Equity Securities

From time to time, the Fund also invests in or holds common stock and other equity securities. Common stock represents an equity ownership interest in a company. Historical trends would indicate that common stock is subject to higher levels of volatility and market and issuer-specific risk than debt securities. The value of the equity securities generally will be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks could increase fluctuations in the Fund’s NAV. In addition, if the Fund’s investments in equity securities are incidental to the Fund’s investments in loans or fixed-income instruments, the Fund frequently will possess material non-public information about a Borrower or issuer as a result of its ownership of a loan or fixed-income instrument of a Borrower or issuer. Because of prohibitions on trading in instruments while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the Borrower or issuer when it would otherwise be advantageous to do so.

Preferred Stock

The Fund, from time to time, may also invest in preferred stock. Preferred stock represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently riskier than the bonds and loans of the issuer, but less risky than its common stock. Preferred stock often contains provisions that allow for redemption in the event of certain tax or legal changes or at the issuers’ call. Preferred stock typically does not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period. Preferred stock in some instances is convertible into common stock.

Although they are equity securities, preferred stock has certain characteristics of both debt and common stock. It is debt-like in that its promised income is contractually fixed. It is common stock-like in that it does not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, it has many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because its quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors or trustees. In addition, distributions on preferred stock could be subject to deferral and thus might not be automatically payable. Income payments on some preferred stock are cumulative, causing dividends and distributions to accrue even if not declared by the board or otherwise made payable. Other preferred stock payments are non-cumulative, meaning that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stock in which the Fund invests will be declared or otherwise made payable. If the Fund owns preferred stock that is deferring its distributions, the Fund will be required to report income for U.S. federal income tax purposes while it is not receiving cash payments corresponding to such income. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer could redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stock can be significantly less liquid than many other securities, such as U.S. government securities, corporate bonds and common stock.

When-Issued Securities and Forward Commitments

The Fund may, from time to time, purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Fund would generally purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund will, from time to time, dispose of or negotiate a commitment after entering into it. From time to time, the Fund also sells securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund will, from time to time, realize capital gains or losses in connection with these transactions. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Short-Term and Temporary Defensive Investments

In an attempt to respond to adverse market, economic, political, or other conditions, the Fund may invest some or all of its assets in short-term taxable securities, U.S. Government securities, commercial paper, bankers’ acceptances, repurchase agreements, registered money market funds, and comparable foreign fixed income securities or may hold significant positions in cash or cash equivalents for temporary defensive purposes. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

Risk Factors [Table Text Block]

Principal Risks of the Fund

The NAV of the Shares will fluctuate with and be affected by, among other things, various principal investment risks of the Fund and its investments, which are summarized below.

Limited Operating History Risk: The Fund commenced operations on August 28, 2023 and has a limited operating history. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, the Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a favorable market.

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments, and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. For many fixed income securities, market risk is significantly, but not necessarily exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a decrease in the value of investments in bonds and other debt securities, while a fall in rates typically causes an increase in value. Equity securities have experienced significantly more volatility in returns than fixed income securities over the long term, although under certain market conditions fixed income securities may have comparable or greater price volatility. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Repurchase Offers Risk: As described in the section entitled “Periodic Repurchase Offers” in this prospectus, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund has in the past received, and may in the future receive, repurchase requests that exceed the limits of a quarterly repurchase offer, and the Fund has in the past repurchased less than the full amount of shares requested, resulting in the repurchase of shares on a pro rata basis. For example, each of the Fund’s quarterly repurchase offers since October 2025 were oversubscribed in a manner such that the Fund repurchased less than the full amount of shares requested and the Fund fulfilled repurchase requests on a pro rata basis, in accordance with the limitations specified in its share repurchase program and applicable law. In each such case, the Fund accepted repurchase requests from each shareholder up to the limitations in the Fund’s share repurchase program. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and, unless offset by sufficient sales of Fund Shares, may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. In addition, the repurchase of Shares by the Fund may increase the Fund’s portfolio turnover rate, which may result in increased transaction costs and reduced returns to shareholders.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter to ensure the repurchase of a specific number of Shares, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. To the extent that the Fund invests a portion of its portfolio in foreign markets, there is the risk of a possible decrease in Share value as a result of currency fluctuations between the date of tender and the Repurchase Pricing Date.

In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase. Furthermore, the Fund’s use of cash to repurchase Shares could adversely affect its ability to satisfy the distribution requirements for treatment as a RIC. The Fund could also recognize income or gain in connection with its sale or other disposal of portfolio securities to fund Share repurchases. Any such income would be taken into account in determining whether such distribution requirements are satisfied and would need to be distributed to shareholders (in taxable distributions) in order to eliminate a Fund-level tax. See “Tax Matters” below.

Illiquidity of Shares: The Fund is designed for long-term investors and not as a trading vehicle. An investment in the Shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid portfolio investments within an illiquid fund. An investment in Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at an investor’s option. Unlike traditional listed closed-end funds, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and, if the Fund were to use leverage in the future, this volatility will increase.

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

High Yield Securities Risk: High yield securities (commonly referred to as “junk” bonds) typically pay a higher yield than investment grade securities, but may have greater price fluctuations and they have a higher risk of default than investment grade securities. The market for high yield securities may be less liquid due to such factors as specific industry developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity, and may be subject to greater credit risk than investment grade securities. Below investment grade securities may be highly speculative and have poor prospects for reaching investment grade standing. Issuers of below investment grade securities generally are not as strong financially as those issuers with higher credit ratings, and are more likely to encounter financial difficulties, especially during periods of rising interest rates or other unfavorable economic or market conditions. Below investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. Some issuers of below investment grade securities may be more likely to default as to principal or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds. A projection of an economic downturn or of a period rising interest rates could cause a decline in the high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payment on its debt securities.

The secondary market for high yield securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses if it is required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade securities in its portfolio.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods may impair the ability to sell bank loans within a desired time frame or at an acceptable price. Extended trade settlement periods may result in cash not being promptly available to the portfolio following the execution of a sale transaction. As a result of such illiquidity, the Fund may have to sell other investments to raise cash to meet their obligations.

Investments in below investment grade loans carry similar credit risks to investments in below investment grade (high yield) bonds. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to payment defaults, thereby reducing the income to a portfolio as well as a reduction in the value of the principal amount of the loan. The value of senior secured bank loans is supported by the accompanying collateral; however, the value of such collateral may be insufficient to cover the amount owed to the Fund. Furthermore, in the event of bankruptcy of a borrower, the portfolio could experience delays or limitations in its ability to realize the benefits of any collateral securing a loan.

Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly depending on then-current market conditions as well as among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading or where there may be heightened distressed or “forced” selling activity, valuing a loan can be more difficult, as prices provided by external pricing services may not reflect the actual fair value of the assets. Furthermore, buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan in particular can result in a loss to the Fund. Finally, bank loans may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws but rather may have to resort to state law and/or direct claims against a counterparty or underlying issuer.

●	Risks related to settlements of loans. The Fund may experience delays in the settlement of certain loan transactions, which themselves are more complicated, are paperwork intensive, and require greater internal resources to settle compared with bonds, particularly in the case of loans that are or become distressed. Unlike the securities markets, there is no central clearinghouse for loan trades. Such delays may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. Furthermore, pursuant to certain insolvency laws, a counterparty may have the ability to reject or terminate an unsettled loan transaction. If a counterparty rejects an unsettled transaction, the Fund might lose any increase in value with respect to such loan that accrued while the transaction remained unsettled. Furthermore, the agent bank is the bank in the loan syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan, including providing approval prior to the settlement of each loan transaction on the secondary market. In the event of the insolvency of, or a resignation by, an agent bank, a loan transaction could be subject to heightened settlement risk, and/or the investment itself could be subject to risk of interruptions in the administrative duties performed in the day-to-day administration of the loan.

●	Risks related to second lien and unsecured loans. Investments in second lien and unsecured loans entail additional risks, including, but not limited to (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral; and (ii) with respect to second lien loans, the prohibition of or limitation on the right to foreclose on a second lien or exercise other rights as a second lien holder, and with respect to unsecured loans, the absence of any collateral altogether on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, holding a second lien or unsecured loan that subsequently defaults may result in little to no recovery to the Fund.

●	Risks related to lender liability. The Fund may be subject to liability as a lender with respect to its negotiation, administration, collection and/or foreclosure of loans. Over the years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lenders or bondholders on the basis of various evolving legal theories (collectively, termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender or bondholder has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or issuer or has assumed a degree of control over the borrower or issuer resulting in the creation of a fiduciary duty owed to the borrower or issuer or its other creditors or shareholders. Although the Fund does not intend to engage in conduct that it expects would form the basis for a successful cause of action based upon lender liability, the potential for such a cause of action exists. In addition, recent litigation and regulatory trends have broadened the scope of lender liability claims, including actions related to restructuring, bankruptcy, or distressed lending situations. The Fund may be subject to increased risk of such claims in connection with workouts, amendments, or enforcement actions involving its portfolio investments. The cost of defending against lender liability, and any related judgments or settlements, could adversely affect the Fund’s returns.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” Although the Fund does not intend to engage in conduct that it expects would form the basis for a successful cause of action based upon the equitable subordination doctrine, the potential for such a cause of action exists.

In some instances of foreclosure, courts have applied general equitable principles, which are generally designed to relieve the borrower from the legal effects of its defaults under the loan documents. Examples of judicial remedies that have been fashioned include judicial requirements that the lender undertake affirmative and expensive actions to determine the causes of the borrower’s default and the likelihood that the borrower will be able to reinstate the loan. In some cases, courts have substituted their judgment for the lender’s judgment and have required that lenders reinstate loans or recast payment schedules in order to accommodate borrowers who are suffering from temporary financial disability. In other cases, courts have limited the right of the lender to foreclose if the default under the security instrument is not monetary, such as the borrower’s failure to maintain the real property adequately or the borrower’s execution of a second mortgage affecting the real property. Finally, some courts have been faced with the issue of whether or not federal or state constitutional provisions reflecting due process concerns for adequate notice require that borrowers under deeds of trust or mortgages receive notices in addition to the statutorily-prescribed minimum. For the most part, these cases have upheld the notice provisions as being reasonable.

Direct Lending and Middle Market Company Risk: Investing in middle market companies involves a number of significant risks, including but not limited to the following:

●	they may have limited financial resources and may be unable to meet their debt obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund’s realizing any guarantees the Fund may have obtained in connection with an investment;

●	they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

●	they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the issuer;

●	they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

●	changes in laws and regulations, as well as their interpretations, may adversely affect the business, financial structure or prospects of middle market companies; and

●	they may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

There also is generally little public information about privately-held middle market companies. These middle market companies and their financial information generally are not subject to the reporting requirements of the

Exchange Act, and other regulations that govern public companies, and the Fund may be unable to uncover all material information about these companies, which may prevent the Adviser from making a fully informed investment decision and cause the Fund to lose money on its investments.

Defaulted Bonds Risk: Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and/or pay its obligations in full. Because the issuer of such securities is in default and is likely to be in distressed financial condition, the repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. A bankruptcy proceeding or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan. In the event of a default, the Fund may incur additional expenses to seek recovery.

Workout or bankruptcy proceedings typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates, which securities may in turn be illiquid, subject to restrictions on resale and/or speculative.

Distressed Debt Risk: Investments in stressed and distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high yield debt securities. The anticipated transaction regarding these instruments may be unsuccessful, take considerable time or result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations. The Fund also may incur expenses trying to protect its interests in stressed and distressed debt. and will be subject to the risk that it may lose a portion or all of its investment in the stressed and distressed debt. Additionally, the prices of stressed and distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. During an economic downturn or substantial period of rising interest rates, stressed and distressed debt issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals, or to obtain additional financing. The Fund may invest in additional securities of a defaulted issuer to retain a controlling stake in any bankruptcy proceeding or workout. Any stressed and distressed securities or any securities received in exchange for such securities may be subject to restrictions on resale. In any reorganization or liquidation proceeding, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Moreover, it is unlikely that a liquid market will exist for the Fund to sell its holdings in stressed and distressed debt securities. If the Fund and other accounts managed by the Adviser invest in different parts of an issuer’s capital structure and the issuer encounters financial problems, decisions over the terms of any restructuring or workout are likely to raise conflicts of interest. The Fund may take actions adverse to other accounts or, to minimize such conflicts, may avoid making certain investments or taking certain actions, which could have the effect of limiting the Fund’s investment opportunities. Similarly, other accounts managed by the Adviser may take actions adverse to the Fund.

Certain investments of the Fund could be subject to federal bankruptcy law and state fraudulent transfer laws, which vary from state to state, if the debt obligations relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such debt obligations. If the debt is used for a buyout of shareholders, this risk is greater than if the debt proceeds are used for day-to-day operations or organic growth. If a court were to find that the issuance of the debt obligations was a fraudulent transfer or conveyance, the court could void or otherwise refuse to recognize the payment obligations under the debt obligations or the collateral supporting such obligations, further subordinate the debt obligations or the liens supporting such obligations to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the debt obligations or collateral. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund might not receive any repayment on the debt obligations.

Under certain circumstances, payments to the Fund could be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings could be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or recharacterize investments made in the form of debt as equity contributions.

Under Title 11 of the United States Code, as amended (the “Bankruptcy Code”), a lender that has inappropriately exercised control of the management and policies of a company that is a debtor under the Bankruptcy Code could have its claims against the company subordinated or disallowed or could be found liable for damages suffered by parties as a result of such actions. Such claims could also be disallowed or subordinated to the claims of other creditors if the lender (e.g., the Fund) (i) is found to have engaged in other inequitable conduct resulting in harm to other parties, (ii) intentionally takes action that results in the undercapitalization of a borrower, (iii) engages in fraud with respect to, or makes misrepresentations to other creditors, or (iv) uses its influence as a shareholder to dominate or control a borrower to the detriment of other creditors of such borrower. The lender’s investment could also be recharacterized or treated as equity if it is deemed to be a contribution to capital, or if the lender attempts to control the outcome of the business affairs of a company prior to its filing under the Bankruptcy Code. While the Fund attempts to avoid taking the types of action that would lead to the subordination, disallowance and liability described above, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them.

From time to time, the Fund may seek to place its representatives on the boards of certain companies in which the Fund has invested. The Fund could also invest in companies in which the Adviser and/or other clients or accounts of the Adviser will have representatives on the boards of such companies. While such representation could enable the Fund to enhance the sale value of its debt investments in a company, such involvement (and/or an equity stake in such company by the Fund and/or other accounts managed by the Adviser) could also prevent the Fund from freely disposing of its debt investments and could subject the Fund to additional liability or result in recharacterization of the Fund’s debt investments as equity. The Fund attempts to balance the advantages and disadvantages of such representation when deciding whether and how to exercise its rights with respect to such companies, but the exercise of such rights could produce adverse consequences in particular situations.

Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due. Litigation, legislation, regulation, policy changes or other political events, business or economic conditions, industry-specific conditions, interest rate volatility, geopolitical events or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based on the economic and fiscal conditions of each issuer. As noted above, these risks may be heightened with respect to below investment grade securities in particular. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

Interest Rate Risk: As interest rates rise, prices of bonds generally fall, typically causing such investments held by the Fund to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund may be exposed to heightened interest rate risk as interest rates rise from previous, historically low levels.

Corporate Debt Securities Risk: The market value of corporate debt securities generally may be expected to rise and fall inversely with interest rates. The value of intermediate- and longer-term corporate debt securities normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate debt securities. The market value of a corporate debt security also may be affected by factors directly relating to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate debt securities are described elsewhere in this prospectus in further detail. There is a risk that the issuers of corporate debt securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The Fund may invest in below investment grade corporate bonds, often referred to as “high yield”

securities or “junk bonds.” High yield corporate bonds are often high risk and have speculative characteristics. High yield corporate bonds may be particularly susceptible to adverse issuer-specific developments. In addition, certain corporate debt securities may be highly customized and as a result may be subject to, among others, liquidity and valuation/pricing transparency risks.

CLOs and Other Collateralized Obligations Risk. A CLO is a type of structured product that issues securities collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, second lien loans, and subordinate corporate loans. The underlying loans may be rated below investment grade by a rating agency. A CLO is not merely a conduit to a portfolio of loans; it is a pooled investment vehicle that may be actively managed by the collateral manager. Therefore, an investment in a CLO can be viewed as investing in (or through) another investment adviser and is subject to the layering of fees associated with such an investment.

The cash flows from a CLO are divided into two or more classes called “tranches,” each having a different risk-reward structure in terms of the right (or priority) to receive interest payments from the CLO. The risks of an investment in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund invests. Generally, the risks of investing in a CLO can be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. In addition to the general risks associated with fixed income securities and structured products discussed elsewhere in this prospectus and the SAI, CLOs carry additional risks including but not limited to the following:

●	Subordination and Risk of Default: Lower tranche CLOs provide subordination and enhancement to higher tranches, and, therefore, lower tranches are subject to a higher risk of defaults in the underlying collateral. Although supported by the lower tranches, defaults or losses above certain levels could reduce or eliminate all current cash flow to the highest tranche and entail loss of principal. Among other things, defaults, downgrades, and principal losses with respect to CLO collateral can trigger an event of default under the terms of the CLO structure, which could result in the liquidation of the collateral and accelerate the payments of the Fund’s investments in the CLO, which may be at a loss.

●	Transparency Risk: Collateral managers of CLOs may actively manage the portfolio. Accordingly, the collateral and the accompanying risks underlying a CLO in which the Fund invests will change, and will do so without transparency. Therefore, the Fund’s investment in a CLO will not benefit from detailed or ongoing due diligence on the underlying collateral.

●	Credit Risk: CLO collateral is subject to credit and liquidity risks, as substantially all of the collateral held by CLOs will be rated below investment grade or be unrated. Because of the lack of transparency, the credit and liquidity risk of the underlying collateral can change without visibility to the CLO investors.

●	Lack of Liquidity: CLOs typically are privately offered and sold, and, thus, are not registered under the federal securities laws and subject to transfer restrictions. As a result, the Fund may characterize investments in CLOs as illiquid. Certain securities issued by a CLO (typically the highest tranche) may have an active dealer market and, if so, the Fund may deem such securities to be liquid.

●	Interest Rate Risk: The CLO portfolio may have exposure to interest rate fluctuations as well as mismatches between the interest rate on the underlying bank loans and the CLO securities.

●	Prepayment Risk: CLO securities may pay earlier than expected due to defaults (triggering liquidation) or prepayments on the underlying collateral, optional redemptions, or refinancing, or forced sale in certain circumstances.

●	Documentation Risk: CLO documentation is highly complex and can contain inconsistencies or errors, creating potential risk and requiring significant interpretational expertise, disputes with issuers, or unintended investment results.

Other structured products in which the Fund may invest include CDOs, collateralized bond obligations (“CBOs”), and collateralized mortgage obligations (“CMOs”). A CDO is a security backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans, many of which may be unsecured. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of fixed income securities, which are often a diversified pool of securities that are high risk and below investment grade. These securities are collateralized by many different types of fixed income securities, including high yield debt, trust preferred securities, and emerging market debt, which are subject to varying degrees of credit and counterparty risk. A CMO is a security that is collateralized by whole loan mortgages or mortgage pass-through securities. CMOs, CDOs and CBOs are structured similarly to CLOs and carry additional risks that include, but are not limited to, the risks of investing in CLOs described above and the risks associated with the pool of underlying securities.

Equity Securities Risk: The Fund may invest in equities of companies, which are generally acquired as a result of a restructuring of previously held debt obligations or otherwise in a secondary market transaction. The value of such equities, which oftentimes are not publicly-traded or liquid, will rise and fall in response to the activities of the company that issued the securities, general market conditions, and/or specific economic or political conditions. Equity investments, as the most junior security in a company’s capital structure, generally involve a high risk of loss and typically are subject to significant volatility in price. This risk of loss is further elevated because the Adviser’s investment strategies may target businesses that may be experiencing or recently experienced financial distress, or may be in, entering, or emerging from, bankruptcy proceedings.

Preferred Stock Risk: The Fund may invest in preferred stock, which is a unique security that combines some of the characteristics of both common stock and bonds. Some preferred stock offers a fixed rate of return with no maturity date. Because such preferred stock never matures, it acts like long-term bonds, can be more volatile than other types of preferred stock and may have heightened sensitivity to changes in interest rates. Other preferred stock has a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury stocks or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stock represents an equity ownership interest in a company, and is typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, they are generally subject to greater credit risk than those debt instruments. Accordingly, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects or to fluctuations in the equity markets. Preferred stockholders generally have no voting rights or their voting rights are limited to certain extraordinary transactions or events. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities Risk: The Fund may invest in convertible securities, which include bonds, debentures, notes, preferred stock and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities are a form of hybrid securities because they have general characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Accordingly, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security or convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. As with all fixed-income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock.

Canadian Securities Risk: The Fund may invest in, and/or have exposure to, Canadian securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy, and accordingly, Canadian securities. Any downturn in U.S. economic activity is likely to have an adverse impact on the Canadian economy. The Canadian economy is also dependent upon external trade with other key trading partners, including China and the European Union. In addition, Canada is a large supplier of natural resources (e.g., oil, natural gas and agricultural products). As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.

Investment in Latin America Risk: Certain Latin American securities in which the Fund may invest may consist of issuers in so-called “emerging markets” (or less developed countries). Such investments are particularly speculative and entail all of the risks of investing in foreign securities but to a heightened degree. Emerging markets generally have less developed trading markets and exchanges, thus securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and may show greater price volatility than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody and the imposition of exchange controls (including repatriation restrictions). Since emerging markets generally have less developed legal systems, the legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. There may be significant differences between financial statements prepared in accordance with an emerging market’s accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from substantial economic, political and social disruptions.

The Fund may provide financing to corporate issuers headquartered in, generating a material portion of their annual revenues from, or having a material portion of their assets in, Latin America. As a result, the Fund’s investments in Latin American securities may involve risks and uncertainties, including (1) risks associated with the national economies of Latin America, (2) currency exchange risks, (3) risks associated with interest rates, which may comparatively be generally higher and more volatile in Latin America than in the United States, and risks associated with inflation, (4) commodity prices risks, (5) differences between accounting, auditing, financial reporting and corporate governance standards, practices and disclosure requirements, and less government supervision and regulation in Latin America as compared to the United States, (6) political risks, including potential exchange control regulations and restrictions on repatriation of capital, the risks of political, economic or social instability (including social unrest and other destabilizing events) and the possibility of expropriation or confiscatory taxation, (7) risks arising from the legal systems of Latin America, including the ability to bring suit or file a claim against an entity in which the Fund invests or such entity’s directors or officers, (8) increased risk of corruption and fraud and increased exposure to liabilities arising from an investment’s non-compliance or breach of applicable anti-corruption, anti-bribery, anti-money laundering, financial and economic sanctions and similar laws, and (9) the possible imposition of additional taxes on income and gains recognized with respect to such investments, and other changes to laws in Latin America in which the companies in which the Fund invests are located.

Foreign Currency Risk: Investments in securities denominated in foreign currencies or in issuers receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities that are denominated in those currencies. The Fund may engage in foreign currency transactions to attempt to protect the Fund from adverse currency movements. Such transactions include the risk that the Adviser will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced.

Liquidity Risk: To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the 1940 Act and the Fund’s investment guidelines, the Fund may invest significantly in illiquid securities. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that the Fund would like or at the price that the Fund believes such investments are currently worth. Many of the Fund’s investments may be illiquid. Illiquid securities may become harder to value, especially in changing markets. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, or due to geopolitical events such as sanctions, trading halts or wars. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

To the extent that the Fund’s portfolio includes securities of companies with smaller market capitalizations, foreign (non-U.S.) securities, certain Rule 144A securities, senior loans, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity may face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity.

The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

Sector Risk - Materials Investments: To the extent the Fund concentrates its investments in companies in the materials sector, it is vulnerable to the particular risks that may affect companies in the materials sector. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations and actions) can affect the value of companies involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions. In addition, prices of, and thus the Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.

Call Risk: Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks, or securities with other, less favorable features.

Counterparty Risk: Certain markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Private Placements Risk: A private placement involves the sale of securities that have not been registered under the Securities Act, or relevant provisions of applicable non-U.S. law, to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Shares.

High rates of inflation and rapid increases in the rate of inflation generally have a negative impact on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have negative effects on the level of economic activity. Certain countries, including the U.S., recently have experienced increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on the Fund’s investments and its returns. For example, if a portfolio company were unable to increase its revenue while Fund’s cost of relevant inputs was increasing, the portfolio company’s profitability likely would suffer. Likewise, to the extent a portfolio company has revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, the portfolio company could increase revenue by less than its expenses increase. Conversely, as inflation declines, a portfolio company may see its competitors’ costs stabilize sooner or more rapidly than its own.

Risk of Regulatory Changes: Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies have implemented or are in the process of implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU (and some other jurisdictions) have implemented or are in the process of implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. To the extent the Fund and the Adviser are or have historically been eligible for exemptions from certain regulations, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions.

Issuer Information Risk: The Adviser’s implementation of the Fund’s investment strategy, which is based on a fundamental analysis of an issuer’s financial condition, relies to a material extent on the financial information made available by the management of the issuers of securities in which the Fund invests, as well as the related representations and warranties made by such issuer in the underlying credit documentation. The Adviser generally does not have the ability or resources to independently verify or audit the financial information disseminated by the numerous issuers in which the Fund may invest, and accordingly it is dependent upon the integrity of both the management of these issuers and such issuers’ financial reporting process in general.

Borrower Fraud; Covenant-Lite Loans; Breach of Covenant Risk: The Fund seeks to obtain structural, covenant and other contractual protections with respect to the terms of its investments as determined appropriate under the circumstances. There can be no assurance that such attempts to provide downside protection with respect to its investments will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Some of the loans that the Fund originates or acquires could be “covenant-lite” loans, which possess fewer covenants that protect lenders than other loans or no such covenants whatsoever. Investments in covenant-lite loans will be particularly sensitive to the risks associated with loan investments. The Fund can invest without limit in covenant-lite loans. Of paramount concern in originating or acquiring the financing contemplated by the Fund is the possibility of material misrepresentation or omission on the part of borrower or other credit support providers or breach of covenant by such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan or otherwise realize on the investment. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable but cannot guarantee such accuracy or completeness.

Co-Lender/Bondholder Risk: A significant number of the Fund’s investments are expected to be made as a lender with other lenders or bondholders that are not affiliated with the Fund, the Adviser or their respective affiliates. These investments may involve risks not inherent in other types of investment vehicles, including, for example, the possibility that such third-party entities may become insolvent and bankrupt, have economic or business interests or goals inconsistent with those of the Fund or otherwise be in a position to take action inconsistent with the Fund’s objectives, desires or policies, including, for example, in the context of discussions following a borrower default. Actions taken by bankrupt entities could subject the Fund to liabilities larger than, or other than, those anticipated.

Material Non-Public Information Risk: By reason of their responsibilities in connection with the investment activities and the review of potential investments for the Fund, the Adviser and its investment professionals and certain of its officers, directors, employees, agents and affiliates may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. Due to these restrictions, the Fund may not be able to initiate a transaction that it might otherwise have initiated and may not be able to dispose of an investment that it otherwise might have disposed.

Repurchase Agreement Risk: The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days and which may not be terminated within seven days at approximately the amount at which the Fund has valued the agreements are considered illiquid securities. These events could also trigger adverse tax consequences for the Fund.

Distribution Risk: The Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund distribution rate or that the rate will be sustainable in the future. The Fund may make distributions in excess of its net income, resulting in a return of capital to shareholders. Diminution in the size of the Fund through returns of capital may limit the ability of the Fund to participate in new investment opportunities. Distributions that are returns of capital for tax purposes will reduce a shareholder’s tax basis in outstanding shares of the Fund and will result in capital gain to the shareholder to the extent such distributions exceed the shareholder’s tax basis in Fund shares.

Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk: Zero coupon, deferred interest, and capital appreciation bonds are issued at a discount from their face value because interest payments typically are postponed until maturity. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, or receipts or certificates representing interests in such stripped debt obligations or coupons. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Similar to zero coupon bonds and deferred interest bonds, pay-in-kind securities are designed to give an issuer flexibility in managing cash flow. Pay-in-kind securities that are debt securities can be either senior or subordinated debt. As the buyer of these types of securities, the Fund will recognize a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount in the absence of financial difficulties of the issuer typically decreases as the final maturity date approaches. Moreover, unlike securities that periodically pay interest to maturity, zero coupon, deferred interest, capital appreciation, and pay-in-kind securities involve the additional risk that the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. The values of zero-coupon and pay-in-kind bonds are more volatile in response to interest rate changes than debt obligations of comparable maturities and credit qualities that make regular distributions of interest. Under many market and other conditions, the market for zero-coupon, deferred interest and capital appreciation bonds and pay-in-kind securities may suffer decreased liquidity, making it difficult for the Fund to dispose of them or to determine their current value.

Taxable income from these types of securities is accrued by the Fund without receiving regular interest payments in cash. As a result, the Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional Shares of the Fund.

In particular, pay-in-kind securities will give rise to taxable income which is required to be distributed for the Fund to maintain its qualification for treatment as a RIC under the Code and avoid a Fund level tax even though the Fund holding the security receives no interest payments in cash on the security during the year. This may have a negative impact on the liquidity of the Fund because the Fund may be required to pay out as an income distribution an amount which is greater than the total amount of cash interest the Fund actually received in order to make the requisite distributions.

Pay-in-kind securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect the time-value of money on deferred interest payments and increased credit risk of borrowers who may need to defer interest payments. Pay-in-kind securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a pay-in-kind bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the pay-in-kind bond. Pay-in-kind bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a pay-in-kind security defaults the Fund may lose its entire investment. Generally, the deferral of pay-in-kind interest will increase the loan to value ratio, which is a measure of the riskiness of a loan or bond.

Leverage Risk: The Fund does not currently anticipate engaging in Borrowings. However, the Fund may employ leverage through Borrowings in the future, with notice to shareholders. The Fund’s use of leverage could create the opportunity for a higher return for shareholders, but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the Shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the Shares will be less than if leverage had not been used.

There is no assurance that a leveraging strategy will be successful. In addition, derivative transactions, if utilized, can involve leverage or the potential for leverage because they enable the Fund to magnify the Fund’s exposure beyond its investment.

Because the fee paid to the Adviser is calculated on the basis of the Fund’s Managed Assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Adviser will be higher (and the Adviser will be benefited to that extent) if leverage is utilized. The Adviser will utilize leverage only if it believes such action would result in a net benefit to the Fund’s shareholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).

Leverage involves risks and special considerations compared to a comparable portfolio without leverage including: (i) the likelihood of greater volatility of the Fund’s NAV; (ii) the risk that fluctuations in interest rates on Borrowings will reduce the return to the shareholders or will result in fluctuations in the dividends paid on the Shares; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) if the Fund uses leverage, the investment management fees payable to the Adviser will be higher than if the Fund did not use leverage, and may provide a financial incentive to the Adviser to increase the Fund’s use of leverage and create an inherent conflict of interest; and (v) leverage may increase expenses, which may reduce total return.

A decline in the Fund’s NAV could affect the ability of the Fund to make dividend payments to shareholders. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a RIC under the Code, which could have a material adverse effect on the value of the Shares. If the asset coverage for preferred shares or Borrowings declines to less than 200% or 300%, respectively (as a result of market fluctuations or otherwise), the Fund may be required to sell a portion of its investments when it may be disadvantageous to do so.

All costs and expenses related to any form of leverage used by the Fund will be borne entirely by the shareholders.

Reinvestment Risk: Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Shares.

Tax Treatment Limitations and Potential Changes in Tax Treatment Risk: The Fund intends has elected to be treated and intends to continue to qualify as a RIC under the Code, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to shareholders. In order to qualify as a RIC under Subchapter M, at least 90% of the Fund’s gross income for each taxable year must be “qualifying income,” and the Fund must meet certain asset diversification tests.

To the extent that the Fund utilizes derivatives in pursuing its investment strategy, the Fund believes that such utilization of derivatives will generate qualifying income under current U.S. federal income tax law, but certain aspects of the tax treatment of such instruments are currently unclear.

The Fund’s qualification and taxation as a RIC depends upon the Fund’s ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. However, no assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable.

If for any taxable year the Fund were to fail to meet the income or diversification tests described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income: Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. For example, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with payment-in-kind interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. The Fund may also have to include in its taxable income other amounts that it has not yet received in cash but has been allocated to it as a result of its investments in entities treated as partnerships for U.S. federal income tax purposes. In addition, certain investments in corporate stock require inclusion in income of amounts of deemed dividends even if no cash distribution is made. As a result, the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, and therefore the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. The Fund may be required to make a distribution to the Fund’s shareholders in order to satisfy the Annual Distribution Requirement (as defined below), even though it will not have received the corresponding cash amount. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.

Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of payment-in-kind interest also reduces a loan’s loan-to-value ratio at a compounding rate.

Uncertain Tax Treatment: The Fund may invest in certain investments may present special tax issues for the Fund and may have uncertain tax treatment. These issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Tax Laws Subject to Change: All statements contained herein concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Changes in and/or the enactment of new U.S. federal income tax and other tax laws, regulations or other administrative guidance and interpretations thereof could occur during the life of the Fund. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore are urged to seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Non-Diversification Risk: The Fund is “non-diversified,” which means that the Fund may invest a significant portion of its assets in the securities of a small number of issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be and to the risk that it may not meet the RIC diversification tests. Some of those issuers also may present substantial credit or other risks. Similarly, the Fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the U.S.

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, the Adviser and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of the Adviser, other service providers, or issuers of securities in which the Adviser invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While the Adviser has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cyber security incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cyber security threats. Furthermore, the Adviser cannot control the cyber security systems of third party service providers or issuers. Any problems relating to the performance and effectiveness of security procedures used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on the Fund or its investors. Furthermore, as the Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by the Adviser separately or required by law, the Adviser is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for the Fund on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Dependence on Key Personnel Risk: The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, the information and deal flow they and others generate during the normal course of their activities, and the synergies among the diverse fields of expertise and knowledge held by the Adviser’s professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund.

The Adviser’s portfolio managers, together with other key personnel, possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize these relationships and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser’s portfolio managers or key personnel were to join or form a competing firm, the Fund’s results and financial condition could suffer.

Business Continuity: The Adviser has developed a business continuity program that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting the Adviser, its affiliates, or the Fund. While the Adviser believes that the business continuity program should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, the Adviser, its affiliates, and any vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of governments, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with the Adviser and other service providers.

Market Disruption and Geopolitical Risk: Market risks, including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund’s investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect issuers, sponsors and other market participants, which could adversely affect the Fund. Stock prices may experience greater volatility during periods of challenging market conditions, and there can be severe limitations on an investor’s ability to sell certain debt securities, including those that are of higher credit quality, during a period of reduced credit market liquidity. As a result, during these periods, the Fund’s NAV will fluctuate. A shareholder may experience a significant decline in the value of its investment and could lose money.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments were to adversely interrupt the global supply chain, which could affect companies worldwide. The Adviser’s business activities, as well as the activities of the Fund, its portfolio investments and their operations, could be materially adversely affected by outbreaks of disease, epidemics and public health issues, which can exacerbate pre-existing political, social and economic risks in certain countries or regions and trigger a prolonged period of global economic slowdown. Recent examples include pandemic risks related to COVID-19 (notably, its significant negative impact on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by governments and businesses), shifts in global trade, immigration, regulatory and other policies, and geopolitical tensions and risks such as those related to Russia’s invasion of Ukraine, ongoing conflicts in the Middle East and other geopolitical tensions, hostilities and instability. To the extent the Fund has significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors. Additionally, increasing cybersecurity threats, technological disruptions and climate-related events (such as natural disasters and extreme weather) may cause sudden and significant market disruptions.

Challenges facing a single, concentrated sector or industry can have far-reaching implications for the broader economy, including the private credit market. For example, although the U.S. economy has demonstrated strength and resiliency underpinned by the ongoing technology investment boom, there can be no assurance that such trend will continue. Recently, there has been growing concern about the sustainability of the private credit industry, particularly due to its significant exposure to the expanding technology sector, which includes artificial intelligence infrastructure investments. Market analysts, journalists and other stakeholders have increasingly questioned whether the rapidly developing artificial intelligence market, which includes companies focused on the design and manufacture of semiconductors, data center construction and the expansion of power generation, is fueling inflated valuations and unsustainable price appreciation. This concern is compounded by the sector’s increasing interconnectivity, as private credit supports cross-investments among artificial intelligence- and data center-focused firms, potentially creating an overvalued and tightly linked ecosystem that may lack solid long-term economic fundamentals. If these concerns are validated or perceived as credible by the public, a significant global market correction or downturn could occur, which could result in a material adverse effect on the Fund and its portfolio companies. In particular, market devaluations in the software sector may impair companies’ ability to refinance existing private credit loans and restrict merger and acquisition activity in the sector. Consequently, these dynamics could lead to extended holding periods for certain of the Fund’s assets.

Recent negative publicity in private credit affecting BDCs, registered closed-end funds (including interval funds) and other private investment funds pursuing such strategies that conduct periodic repurchase offers has coincided with an increase in investor repurchase requests across certain vehicles, including the Fund. If this trend persists, fund managers facing elevated repurchase requests may be required to sell assets to generate liquidity if they seek to fulfill these elevated repurchase requests, which could place downward pressure on the market value of certain investments held by those funds. Market dislocations or forced selling by market participants holding similar assets could adversely affect the valuation of comparable investments held in the Fund’s portfolio.

As of the date of this Prospectus, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably with respect to U.S. fiscal, tax, trade, healthcare, energy, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications, including as it relates to tariffs, budget and deficit reduction plans, foreign policy tensions, sanctions, and other similar developments. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, energy costs, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the White House implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, the U.S. regulatory environment, corporate taxes, inflation, healthcare, unemployment and immigration, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Valuation Risk: Unlike publicly-traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including bank loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities, particularly in the lower tier of the high yield market where there are fewer market makers, may carry more risk than that of publicly-traded common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing by third party pricing vendors. Moreover, to the extent that prices or quotations are not available from such third party pricing vendors, or when the Adviser believes that they are unreliable and not representative of fair value, securities may be priced by the Fund using fair value procedures approved by the Board. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

The valuation of the Fund’s investments involves subjective judgment. There can be no assurance that the Fund will value its investments in a manner that accurately reflects their current market values or that the Fund will be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

Advancements in Artificial Intelligence and Machine Learning Risk. Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (i.e., AI Technologies) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and the Adviser as well as the Fund’s portfolio companies may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to the Adviser, the Fund, the Fund’s portfolio companies or their respective service providers and affiliates; reduce demand for their products, services, software or technology offerings; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition and results of operations, impact their valuations and ultimately have an adverse impact on us. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets.

The Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates may avail themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and affiliates may deploy AI Technologies in a variety of ways, including in the evaluation and management of investments, legal and marketing compliance, customer engagement, content creation and rules-based operations (e.g., legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and none of the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates to the extent they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. The Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates could be exposed to risks to the extent third-party service providers, or any counterparties use AI Technologies in their business activities. At the same time, to the extent utilized by the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates, any interruption of access to or use of AI Technologies could impede the ability of the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates to generate information and analysis that could be beneficial to us/them and our/their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and/or their affiliates.

AI Technologies can also be misused or misappropriated, even unintentionally, by third parties and/or employees of the Adviser, the Fund’s portfolio companies, their respective service providers or their affiliates. For example, there is a risk that a user will input confidential information, including material non-public information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates. Moreover, the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.

Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates may require compliance with legal and regulatory frameworks that are not fully developed or tested, and the Fund, the Adviser, the Fund’s portfolio companies, their respective service providers or their affiliates may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies.

The utilization of AI Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party machine learning technology applications and users.

AI Technologies and their current and potential future applications, including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Litigation Risk. The Adviser and its affiliates engage in a broad variety of activities in respect of its managed funds and investments. These activities subject the Adviser and its affiliates to risks of becoming involved in litigation by third parties and subject the Adviser and its affiliates to investigations or proceedings initiated by governmental authorities. Additionally, in the ordinary course of its business, the Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s and its principals’ time and attention, and the time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation. The adoption of new, or the enhancement of existing, laws and regulations may further increase the risk of litigation. Any such litigation would likely have a negative financial impact on the Fund.

In recent periods, there has been negative publicity relating to the private credit industry that could harm the Fund’s or the Adviser’s reputation. In addition, partially as a result of certain high profile defaults and bankruptcies, there has also been increased negative publicity with respect to the private credit industry. Although neither the Fund nor the Adviser have been affected by those particular defaults and bankruptcies, the negative publicity, press speculation and concerns surrounding the private credit industry generally, whether valid or not, could in the future harm the Fund’s or the Adviser’s reputation, heighten scrutiny of the Fund’s and the Adviser’s business, encourage litigation and regulatory inquiries and adversely affect the Fund’s borrower or investor relationships and fundraising efforts.

Import/Export Regulation Risk: Significant changes to U.S. trade policy, including changes to current legislation and trade agreements and the imposition of tariffs on a range of goods imported into the U.S. has resulted in a few countries retaliating with tariffs against the United States. These retaliatory actions could trigger extended “trade wars” between the U.S. and its trading partners, resulting in additional barriers to the international market, inclusive of customers, vendors, and potential investors. Under these circumstances, the cost of goods for some portfolio companies could increase, resulting in lower consumer demand for their goods and reduced cash flows. While it is unknown whether and to what extent new legislation will be enacted into law, the enactment or amendment of trade legislation and/or renegotiation of trade agreements may impose additional compliance costs on portfolio companies, restrict their ability to participate in international markets and otherwise disrupt their current operations.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The following is a brief description of the capital structure of the Fund. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the Fund’s By-laws. The Declaration of Trust and By-laws are each exhibits to the registration statement of which this prospectus is a part.

The Fund is a Delaware statutory trust established under the laws of the State of Delaware by the Declaration of Trust. The Declaration of Trust provides that the Trustees may authorize separate series or classes of Shares of beneficial interest of the Fund. Preferred shares may be issued in one or more series, with such rights as determined by the Board, by action of the Board without the approval of the shareholders.

The Declaration of Trust authorizes the issuance of an unlimited number of Shares. The Fund currently offers one class of Shares, Institutional Class Shares. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses” above.

Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Fund’s Shares according to their respective rights.

The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Shares of the Fund entitle their holders to one vote for each Share held. Each fractional share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, By-laws, or required by applicable law.

The Fund will send unaudited reports at least semiannually and audited financial statements annually to all of its shareholders.

The Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Shares.

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of August 4, 2026:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Institutional Class Shares	Unlimited	0	4,003,271

Although it has no present intention to do so, the Fund may determine in the future to issue preferred shares or other senior securities to add leverage to its portfolio. Any such preferred shares would have complete priority upon distribution of assets over the Shares.

Security Dividends [Text Block]	Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]	Shares of the Fund entitle their holders to one vote for each Share held. Each fractional share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, By-laws, or required by applicable law.
Security Preemptive and Other Rights [Text Block]	Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Fund’s Shares according to their respective rights.
Outstanding Securities [Table Text Block]

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of August 4, 2026:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Institutional Class Shares	Unlimited	0	4,003,271

Although it has no present intention to do so, the Fund may determine in the future to issue preferred shares or other senior securities to add leverage to its portfolio. Any such preferred shares would have complete priority upon distribution of assets over the Shares.

Institutional Class Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	0.00%	[2]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.88%	[3]
Total Annual Expenses [Percent]	3.13%
Waivers and Reimbursements of Fees [Percent]	(2.38%)	[4]
Net Expense over Assets [Percent]	0.75%
Expense Example, Year 01	$ 77
Expense Example, Years 1 to 3	741
Expense Example, Years 1 to 5	1,431
Expense Example, Years 1 to 10	$ 3,272
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Institutional Class Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	4,003,271
Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History Risk: The Fund commenced operations on August 28, 2023 and has a limited operating history. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, the Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Portfolio Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Management Risk: The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a favorable market.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments, and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, data imprecision, technology malfunctions, operational errors, and similar factors may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. For many fixed income securities, market risk is significantly, but not necessarily exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a decrease in the value of investments in bonds and other debt securities, while a fall in rates typically causes an increase in value. Equity securities have experienced significantly more volatility in returns than fixed income securities over the long term, although under certain market conditions fixed income securities may have comparable or greater price volatility. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various securities held by the Fund. Economies and financial markets throughout the world are becoming increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers in other countries or regions.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk: As described in the section entitled “Periodic Repurchase Offers” in this prospectus, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund has in the past received, and may in the future receive, repurchase requests that exceed the limits of a quarterly repurchase offer, and the Fund has in the past repurchased less than the full amount of shares requested, resulting in the repurchase of shares on a pro rata basis. For example, each of the Fund’s quarterly repurchase offers since October 2025 were oversubscribed in a manner such that the Fund repurchased less than the full amount of shares requested and the Fund fulfilled repurchase requests on a pro rata basis, in accordance with the limitations specified in its share repurchase program and applicable law. In each such case, the Fund accepted repurchase requests from each shareholder up to the limitations in the Fund’s share repurchase program. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and, unless offset by sufficient sales of Fund Shares, may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. In addition, the repurchase of Shares by the Fund may increase the Fund’s portfolio turnover rate, which may result in increased transaction costs and reduced returns to shareholders.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter to ensure the repurchase of a specific number of Shares, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. To the extent that the Fund invests a portion of its portfolio in foreign markets, there is the risk of a possible decrease in Share value as a result of currency fluctuations between the date of tender and the Repurchase Pricing Date.

In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase. Furthermore, the Fund’s use of cash to repurchase Shares could adversely affect its ability to satisfy the distribution requirements for treatment as a RIC. The Fund could also recognize income or gain in connection with its sale or other disposal of portfolio securities to fund Share repurchases. Any such income would be taken into account in determining whether such distribution requirements are satisfied and would need to be distributed to shareholders (in taxable distributions) in order to eliminate a Fund-level tax. See “Tax Matters” below.

Illiquidity Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Shares: The Fund is designed for long-term investors and not as a trading vehicle. An investment in the Shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid portfolio investments within an illiquid fund. An investment in Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at an investor’s option. Unlike traditional listed closed-end funds, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and, if the Fund were to use leverage in the future, this volatility will increase.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities Risk: High yield securities (commonly referred to as “junk” bonds) typically pay a higher yield than investment grade securities, but may have greater price fluctuations and they have a higher risk of default than investment grade securities. The market for high yield securities may be less liquid due to such factors as specific industry developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity, and may be subject to greater credit risk than investment grade securities. Below investment grade securities may be highly speculative and have poor prospects for reaching investment grade standing. Issuers of below investment grade securities generally are not as strong financially as those issuers with higher credit ratings, and are more likely to encounter financial difficulties, especially during periods of rising interest rates or other unfavorable economic or market conditions. Below investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. Some issuers of below investment grade securities may be more likely to default as to principal or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds. A projection of an economic downturn or of a period rising interest rates could cause a decline in the high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payment on its debt securities.

The secondary market for high yield securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses if it is required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade securities in its portfolio.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bank Loan Risk: There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods may impair the ability to sell bank loans within a desired time frame or at an acceptable price. Extended trade settlement periods may result in cash not being promptly available to the portfolio following the execution of a sale transaction. As a result of such illiquidity, the Fund may have to sell other investments to raise cash to meet their obligations.

Investments in below investment grade loans carry similar credit risks to investments in below investment grade (high yield) bonds. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to payment defaults, thereby reducing the income to a portfolio as well as a reduction in the value of the principal amount of the loan. The value of senior secured bank loans is supported by the accompanying collateral; however, the value of such collateral may be insufficient to cover the amount owed to the Fund. Furthermore, in the event of bankruptcy of a borrower, the portfolio could experience delays or limitations in its ability to realize the benefits of any collateral securing a loan.

Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly depending on then-current market conditions as well as among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading or where there may be heightened distressed or “forced” selling activity, valuing a loan can be more difficult, as prices provided by external pricing services may not reflect the actual fair value of the assets. Furthermore, buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan in particular can result in a loss to the Fund. Finally, bank loans may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws but rather may have to resort to state law and/or direct claims against a counterparty or underlying issuer.

●	Risks related to settlements of loans. The Fund may experience delays in the settlement of certain loan transactions, which themselves are more complicated, are paperwork intensive, and require greater internal resources to settle compared with bonds, particularly in the case of loans that are or become distressed. Unlike the securities markets, there is no central clearinghouse for loan trades. Such delays may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. Furthermore, pursuant to certain insolvency laws, a counterparty may have the ability to reject or terminate an unsettled loan transaction. If a counterparty rejects an unsettled transaction, the Fund might lose any increase in value with respect to such loan that accrued while the transaction remained unsettled. Furthermore, the agent bank is the bank in the loan syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan, including providing approval prior to the settlement of each loan transaction on the secondary market. In the event of the insolvency of, or a resignation by, an agent bank, a loan transaction could be subject to heightened settlement risk, and/or the investment itself could be subject to risk of interruptions in the administrative duties performed in the day-to-day administration of the loan.

●	Risks related to second lien and unsecured loans. Investments in second lien and unsecured loans entail additional risks, including, but not limited to (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral; and (ii) with respect to second lien loans, the prohibition of or limitation on the right to foreclose on a second lien or exercise other rights as a second lien holder, and with respect to unsecured loans, the absence of any collateral altogether on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, holding a second lien or unsecured loan that subsequently defaults may result in little to no recovery to the Fund.

●	Risks related to lender liability. The Fund may be subject to liability as a lender with respect to its negotiation, administration, collection and/or foreclosure of loans. Over the years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lenders or bondholders on the basis of various evolving legal theories (collectively, termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender or bondholder has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or issuer or has assumed a degree of control over the borrower or issuer resulting in the creation of a fiduciary duty owed to the borrower or issuer or its other creditors or shareholders. Although the Fund does not intend to engage in conduct that it expects would form the basis for a successful cause of action based upon lender liability, the potential for such a cause of action exists. In addition, recent litigation and regulatory trends have broadened the scope of lender liability claims, including actions related to restructuring, bankruptcy, or distressed lending situations. The Fund may be subject to increased risk of such claims in connection with workouts, amendments, or enforcement actions involving its portfolio investments. The cost of defending against lender liability, and any related judgments or settlements, could adversely affect the Fund’s returns.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” Although the Fund does not intend to engage in conduct that it expects would form the basis for a successful cause of action based upon the equitable subordination doctrine, the potential for such a cause of action exists.

In some instances of foreclosure, courts have applied general equitable principles, which are generally designed to relieve the borrower from the legal effects of its defaults under the loan documents. Examples of judicial remedies that have been fashioned include judicial requirements that the lender undertake affirmative and expensive actions to determine the causes of the borrower’s default and the likelihood that the borrower will be able to reinstate the loan. In some cases, courts have substituted their judgment for the lender’s judgment and have required that lenders reinstate loans or recast payment schedules in order to accommodate borrowers who are suffering from temporary financial disability. In other cases, courts have limited the right of the lender to foreclose if the default under the security instrument is not monetary, such as the borrower’s failure to maintain the real property adequately or the borrower’s execution of a second mortgage affecting the real property. Finally, some courts have been faced with the issue of whether or not federal or state constitutional provisions reflecting due process concerns for adequate notice require that borrowers under deeds of trust or mortgages receive notices in addition to the statutorily-prescribed minimum. For the most part, these cases have upheld the notice provisions as being reasonable.

Direct Lending And Middle Market Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Lending and Middle Market Company Risk: Investing in middle market companies involves a number of significant risks, including but not limited to the following:

●	they may have limited financial resources and may be unable to meet their debt obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund’s realizing any guarantees the Fund may have obtained in connection with an investment;

●	they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

●	they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the issuer;

●	they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

●	changes in laws and regulations, as well as their interpretations, may adversely affect the business, financial structure or prospects of middle market companies; and

●	they may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

There also is generally little public information about privately-held middle market companies. These middle market companies and their financial information generally are not subject to the reporting requirements of the

Exchange Act, and other regulations that govern public companies, and the Fund may be unable to uncover all material information about these companies, which may prevent the Adviser from making a fully informed investment decision and cause the Fund to lose money on its investments.

Defaulted Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Bonds Risk: Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and/or pay its obligations in full. Because the issuer of such securities is in default and is likely to be in distressed financial condition, the repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. A bankruptcy proceeding or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan. In the event of a default, the Fund may incur additional expenses to seek recovery.

Workout or bankruptcy proceedings typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates, which securities may in turn be illiquid, subject to restrictions on resale and/or speculative.

Distressed Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Debt Risk: Investments in stressed and distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high yield debt securities. The anticipated transaction regarding these instruments may be unsuccessful, take considerable time or result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations. The Fund also may incur expenses trying to protect its interests in stressed and distressed debt. and will be subject to the risk that it may lose a portion or all of its investment in the stressed and distressed debt. Additionally, the prices of stressed and distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. During an economic downturn or substantial period of rising interest rates, stressed and distressed debt issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals, or to obtain additional financing. The Fund may invest in additional securities of a defaulted issuer to retain a controlling stake in any bankruptcy proceeding or workout. Any stressed and distressed securities or any securities received in exchange for such securities may be subject to restrictions on resale. In any reorganization or liquidation proceeding, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Moreover, it is unlikely that a liquid market will exist for the Fund to sell its holdings in stressed and distressed debt securities. If the Fund and other accounts managed by the Adviser invest in different parts of an issuer’s capital structure and the issuer encounters financial problems, decisions over the terms of any restructuring or workout are likely to raise conflicts of interest. The Fund may take actions adverse to other accounts or, to minimize such conflicts, may avoid making certain investments or taking certain actions, which could have the effect of limiting the Fund’s investment opportunities. Similarly, other accounts managed by the Adviser may take actions adverse to the Fund.

Certain investments of the Fund could be subject to federal bankruptcy law and state fraudulent transfer laws, which vary from state to state, if the debt obligations relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such debt obligations. If the debt is used for a buyout of shareholders, this risk is greater than if the debt proceeds are used for day-to-day operations or organic growth. If a court were to find that the issuance of the debt obligations was a fraudulent transfer or conveyance, the court could void or otherwise refuse to recognize the payment obligations under the debt obligations or the collateral supporting such obligations, further subordinate the debt obligations or the liens supporting such obligations to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the debt obligations or collateral. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund might not receive any repayment on the debt obligations.

Under certain circumstances, payments to the Fund could be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings could be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or recharacterize investments made in the form of debt as equity contributions.

Under Title 11 of the United States Code, as amended (the “Bankruptcy Code”), a lender that has inappropriately exercised control of the management and policies of a company that is a debtor under the Bankruptcy Code could have its claims against the company subordinated or disallowed or could be found liable for damages suffered by parties as a result of such actions. Such claims could also be disallowed or subordinated to the claims of other creditors if the lender (e.g., the Fund) (i) is found to have engaged in other inequitable conduct resulting in harm to other parties, (ii) intentionally takes action that results in the undercapitalization of a borrower, (iii) engages in fraud with respect to, or makes misrepresentations to other creditors, or (iv) uses its influence as a shareholder to dominate or control a borrower to the detriment of other creditors of such borrower. The lender’s investment could also be recharacterized or treated as equity if it is deemed to be a contribution to capital, or if the lender attempts to control the outcome of the business affairs of a company prior to its filing under the Bankruptcy Code. While the Fund attempts to avoid taking the types of action that would lead to the subordination, disallowance and liability described above, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them.

From time to time, the Fund may seek to place its representatives on the boards of certain companies in which the Fund has invested. The Fund could also invest in companies in which the Adviser and/or other clients or accounts of the Adviser will have representatives on the boards of such companies. While such representation could enable the Fund to enhance the sale value of its debt investments in a company, such involvement (and/or an equity stake in such company by the Fund and/or other accounts managed by the Adviser) could also prevent the Fund from freely disposing of its debt investments and could subject the Fund to additional liability or result in recharacterization of the Fund’s debt investments as equity. The Fund attempts to balance the advantages and disadvantages of such representation when deciding whether and how to exercise its rights with respect to such companies, but the exercise of such rights could produce adverse consequences in particular situations.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due. Litigation, legislation, regulation, policy changes or other political events, business or economic conditions, industry-specific conditions, interest rate volatility, geopolitical events or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based on the economic and fiscal conditions of each issuer. As noted above, these risks may be heightened with respect to below investment grade securities in particular. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk: As interest rates rise, prices of bonds generally fall, typically causing such investments held by the Fund to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund may be exposed to heightened interest rate risk as interest rates rise from previous, historically low levels.

Corporate Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Debt Securities Risk: The market value of corporate debt securities generally may be expected to rise and fall inversely with interest rates. The value of intermediate- and longer-term corporate debt securities normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate debt securities. The market value of a corporate debt security also may be affected by factors directly relating to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate debt securities are described elsewhere in this prospectus in further detail. There is a risk that the issuers of corporate debt securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The Fund may invest in below investment grade corporate bonds, often referred to as “high yield”

securities or “junk bonds.” High yield corporate bonds are often high risk and have speculative characteristics. High yield corporate bonds may be particularly susceptible to adverse issuer-specific developments. In addition, certain corporate debt securities may be highly customized and as a result may be subject to, among others, liquidity and valuation/pricing transparency risks.

C L Os And Other Collateralized Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOs and Other Collateralized Obligations Risk. A CLO is a type of structured product that issues securities collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, second lien loans, and subordinate corporate loans. The underlying loans may be rated below investment grade by a rating agency. A CLO is not merely a conduit to a portfolio of loans; it is a pooled investment vehicle that may be actively managed by the collateral manager. Therefore, an investment in a CLO can be viewed as investing in (or through) another investment adviser and is subject to the layering of fees associated with such an investment.

The cash flows from a CLO are divided into two or more classes called “tranches,” each having a different risk-reward structure in terms of the right (or priority) to receive interest payments from the CLO. The risks of an investment in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund invests. Generally, the risks of investing in a CLO can be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. In addition to the general risks associated with fixed income securities and structured products discussed elsewhere in this prospectus and the SAI, CLOs carry additional risks including but not limited to the following:

●	Subordination and Risk of Default: Lower tranche CLOs provide subordination and enhancement to higher tranches, and, therefore, lower tranches are subject to a higher risk of defaults in the underlying collateral. Although supported by the lower tranches, defaults or losses above certain levels could reduce or eliminate all current cash flow to the highest tranche and entail loss of principal. Among other things, defaults, downgrades, and principal losses with respect to CLO collateral can trigger an event of default under the terms of the CLO structure, which could result in the liquidation of the collateral and accelerate the payments of the Fund’s investments in the CLO, which may be at a loss.

●	Transparency Risk: Collateral managers of CLOs may actively manage the portfolio. Accordingly, the collateral and the accompanying risks underlying a CLO in which the Fund invests will change, and will do so without transparency. Therefore, the Fund’s investment in a CLO will not benefit from detailed or ongoing due diligence on the underlying collateral.

●	Credit Risk: CLO collateral is subject to credit and liquidity risks, as substantially all of the collateral held by CLOs will be rated below investment grade or be unrated. Because of the lack of transparency, the credit and liquidity risk of the underlying collateral can change without visibility to the CLO investors.

●	Lack of Liquidity: CLOs typically are privately offered and sold, and, thus, are not registered under the federal securities laws and subject to transfer restrictions. As a result, the Fund may characterize investments in CLOs as illiquid. Certain securities issued by a CLO (typically the highest tranche) may have an active dealer market and, if so, the Fund may deem such securities to be liquid.

●	Interest Rate Risk: The CLO portfolio may have exposure to interest rate fluctuations as well as mismatches between the interest rate on the underlying bank loans and the CLO securities.

●	Prepayment Risk: CLO securities may pay earlier than expected due to defaults (triggering liquidation) or prepayments on the underlying collateral, optional redemptions, or refinancing, or forced sale in certain circumstances.

●	Documentation Risk: CLO documentation is highly complex and can contain inconsistencies or errors, creating potential risk and requiring significant interpretational expertise, disputes with issuers, or unintended investment results.

Other structured products in which the Fund may invest include CDOs, collateralized bond obligations (“CBOs”), and collateralized mortgage obligations (“CMOs”). A CDO is a security backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans, many of which may be unsecured. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of fixed income securities, which are often a diversified pool of securities that are high risk and below investment grade. These securities are collateralized by many different types of fixed income securities, including high yield debt, trust preferred securities, and emerging market debt, which are subject to varying degrees of credit and counterparty risk. A CMO is a security that is collateralized by whole loan mortgages or mortgage pass-through securities. CMOs, CDOs and CBOs are structured similarly to CLOs and carry additional risks that include, but are not limited to, the risks of investing in CLOs described above and the risks associated with the pool of underlying securities.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk: The Fund may invest in equities of companies, which are generally acquired as a result of a restructuring of previously held debt obligations or otherwise in a secondary market transaction. The value of such equities, which oftentimes are not publicly-traded or liquid, will rise and fall in response to the activities of the company that issued the securities, general market conditions, and/or specific economic or political conditions. Equity investments, as the most junior security in a company’s capital structure, generally involve a high risk of loss and typically are subject to significant volatility in price. This risk of loss is further elevated because the Adviser’s investment strategies may target businesses that may be experiencing or recently experienced financial distress, or may be in, entering, or emerging from, bankruptcy proceedings.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk: The Fund may invest in preferred stock, which is a unique security that combines some of the characteristics of both common stock and bonds. Some preferred stock offers a fixed rate of return with no maturity date. Because such preferred stock never matures, it acts like long-term bonds, can be more volatile than other types of preferred stock and may have heightened sensitivity to changes in interest rates. Other preferred stock has a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury stocks or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stock represents an equity ownership interest in a company, and is typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, they are generally subject to greater credit risk than those debt instruments. Accordingly, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects or to fluctuations in the equity markets. Preferred stockholders generally have no voting rights or their voting rights are limited to certain extraordinary transactions or events. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk: The Fund may invest in convertible securities, which include bonds, debentures, notes, preferred stock and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities are a form of hybrid securities because they have general characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Accordingly, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security or convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. As with all fixed-income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock.

Canadian Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Canadian Securities Risk: The Fund may invest in, and/or have exposure to, Canadian securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy, and accordingly, Canadian securities. Any downturn in U.S. economic activity is likely to have an adverse impact on the Canadian economy. The Canadian economy is also dependent upon external trade with other key trading partners, including China and the European Union. In addition, Canada is a large supplier of natural resources (e.g., oil, natural gas and agricultural products). As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.

Investment In Latin America Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Latin America Risk: Certain Latin American securities in which the Fund may invest may consist of issuers in so-called “emerging markets” (or less developed countries). Such investments are particularly speculative and entail all of the risks of investing in foreign securities but to a heightened degree. Emerging markets generally have less developed trading markets and exchanges, thus securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and may show greater price volatility than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody and the imposition of exchange controls (including repatriation restrictions). Since emerging markets generally have less developed legal systems, the legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. There may be significant differences between financial statements prepared in accordance with an emerging market’s accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from substantial economic, political and social disruptions.

The Fund may provide financing to corporate issuers headquartered in, generating a material portion of their annual revenues from, or having a material portion of their assets in, Latin America. As a result, the Fund’s investments in Latin American securities may involve risks and uncertainties, including (1) risks associated with the national economies of Latin America, (2) currency exchange risks, (3) risks associated with interest rates, which may comparatively be generally higher and more volatile in Latin America than in the United States, and risks associated with inflation, (4) commodity prices risks, (5) differences between accounting, auditing, financial reporting and corporate governance standards, practices and disclosure requirements, and less government supervision and regulation in Latin America as compared to the United States, (6) political risks, including potential exchange control regulations and restrictions on repatriation of capital, the risks of political, economic or social instability (including social unrest and other destabilizing events) and the possibility of expropriation or confiscatory taxation, (7) risks arising from the legal systems of Latin America, including the ability to bring suit or file a claim against an entity in which the Fund invests or such entity’s directors or officers, (8) increased risk of corruption and fraud and increased exposure to liabilities arising from an investment’s non-compliance or breach of applicable anti-corruption, anti-bribery, anti-money laundering, financial and economic sanctions and similar laws, and (9) the possible imposition of additional taxes on income and gains recognized with respect to such investments, and other changes to laws in Latin America in which the companies in which the Fund invests are located.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk: Investments in securities denominated in foreign currencies or in issuers receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities that are denominated in those currencies. The Fund may engage in foreign currency transactions to attempt to protect the Fund from adverse currency movements. Such transactions include the risk that the Adviser will not accurately predict currency movements. As a result, the Fund may experience significant losses or see its return reduced.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk: To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the 1940 Act and the Fund’s investment guidelines, the Fund may invest significantly in illiquid securities. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that the Fund would like or at the price that the Fund believes such investments are currently worth. Many of the Fund’s investments may be illiquid. Illiquid securities may become harder to value, especially in changing markets. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, or due to geopolitical events such as sanctions, trading halts or wars. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

To the extent that the Fund’s portfolio includes securities of companies with smaller market capitalizations, foreign (non-U.S.) securities, certain Rule 144A securities, senior loans, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity may face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity.

The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Industry And Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

Sector Risk Materials Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Risk - Materials Investments: To the extent the Fund concentrates its investments in companies in the materials sector, it is vulnerable to the particular risks that may affect companies in the materials sector. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations and actions) can affect the value of companies involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions. In addition, prices of, and thus the Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Call Risk: Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks, or securities with other, less favorable features.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk: Certain markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Private Placements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Placements Risk: A private placement involves the sale of securities that have not been registered under the Securities Act, or relevant provisions of applicable non-U.S. law, to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Shares.

High rates of inflation and rapid increases in the rate of inflation generally have a negative impact on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have negative effects on the level of economic activity. Certain countries, including the U.S., recently have experienced increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on the Fund’s investments and its returns. For example, if a portfolio company were unable to increase its revenue while Fund’s cost of relevant inputs was increasing, the portfolio company’s profitability likely would suffer. Likewise, to the extent a portfolio company has revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, the portfolio company could increase revenue by less than its expenses increase. Conversely, as inflation declines, a portfolio company may see its competitors’ costs stabilize sooner or more rapidly than its own.

Risk Of Regulatory Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulatory Changes: Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies have implemented or are in the process of implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU (and some other jurisdictions) have implemented or are in the process of implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. To the extent the Fund and the Adviser are or have historically been eligible for exemptions from certain regulations, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions.

Issuer Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Information Risk: The Adviser’s implementation of the Fund’s investment strategy, which is based on a fundamental analysis of an issuer’s financial condition, relies to a material extent on the financial information made available by the management of the issuers of securities in which the Fund invests, as well as the related representations and warranties made by such issuer in the underlying credit documentation. The Adviser generally does not have the ability or resources to independently verify or audit the financial information disseminated by the numerous issuers in which the Fund may invest, and accordingly it is dependent upon the integrity of both the management of these issuers and such issuers’ financial reporting process in general.

Borrower Fraud Covenant Lite Loans Breach Of Covenant Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrower Fraud; Covenant-Lite Loans; Breach of Covenant Risk: The Fund seeks to obtain structural, covenant and other contractual protections with respect to the terms of its investments as determined appropriate under the circumstances. There can be no assurance that such attempts to provide downside protection with respect to its investments will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Some of the loans that the Fund originates or acquires could be “covenant-lite” loans, which possess fewer covenants that protect lenders than other loans or no such covenants whatsoever. Investments in covenant-lite loans will be particularly sensitive to the risks associated with loan investments. The Fund can invest without limit in covenant-lite loans. Of paramount concern in originating or acquiring the financing contemplated by the Fund is the possibility of material misrepresentation or omission on the part of borrower or other credit support providers or breach of covenant by such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan or otherwise realize on the investment. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable but cannot guarantee such accuracy or completeness.

Co Lender Bondholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Lender/Bondholder Risk: A significant number of the Fund’s investments are expected to be made as a lender with other lenders or bondholders that are not affiliated with the Fund, the Adviser or their respective affiliates. These investments may involve risks not inherent in other types of investment vehicles, including, for example, the possibility that such third-party entities may become insolvent and bankrupt, have economic or business interests or goals inconsistent with those of the Fund or otherwise be in a position to take action inconsistent with the Fund’s objectives, desires or policies, including, for example, in the context of discussions following a borrower default. Actions taken by bankrupt entities could subject the Fund to liabilities larger than, or other than, those anticipated.

Material Non Public Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Material Non-Public Information Risk: By reason of their responsibilities in connection with the investment activities and the review of potential investments for the Fund, the Adviser and its investment professionals and certain of its officers, directors, employees, agents and affiliates may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. Due to these restrictions, the Fund may not be able to initiate a transaction that it might otherwise have initiated and may not be able to dispose of an investment that it otherwise might have disposed.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreement Risk: The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days and which may not be terminated within seven days at approximately the amount at which the Fund has valued the agreements are considered illiquid securities. These events could also trigger adverse tax consequences for the Fund.

Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Risk: The Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund distribution rate or that the rate will be sustainable in the future. The Fund may make distributions in excess of its net income, resulting in a return of capital to shareholders. Diminution in the size of the Fund through returns of capital may limit the ability of the Fund to participate in new investment opportunities. Distributions that are returns of capital for tax purposes will reduce a shareholder’s tax basis in outstanding shares of the Fund and will result in capital gain to the shareholder to the extent such distributions exceed the shareholder’s tax basis in Fund shares.

Zero Coupon Deferred Interest Pay In Kind And Capital Appreciation Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Zero Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds Risk: Zero coupon, deferred interest, and capital appreciation bonds are issued at a discount from their face value because interest payments typically are postponed until maturity. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, or receipts or certificates representing interests in such stripped debt obligations or coupons. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Similar to zero coupon bonds and deferred interest bonds, pay-in-kind securities are designed to give an issuer flexibility in managing cash flow. Pay-in-kind securities that are debt securities can be either senior or subordinated debt. As the buyer of these types of securities, the Fund will recognize a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. The discount in the absence of financial difficulties of the issuer typically decreases as the final maturity date approaches. Moreover, unlike securities that periodically pay interest to maturity, zero coupon, deferred interest, capital appreciation, and pay-in-kind securities involve the additional risk that the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. The values of zero-coupon and pay-in-kind bonds are more volatile in response to interest rate changes than debt obligations of comparable maturities and credit qualities that make regular distributions of interest. Under many market and other conditions, the market for zero-coupon, deferred interest and capital appreciation bonds and pay-in-kind securities may suffer decreased liquidity, making it difficult for the Fund to dispose of them or to determine their current value.

Taxable income from these types of securities is accrued by the Fund without receiving regular interest payments in cash. As a result, the Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional Shares of the Fund.

In particular, pay-in-kind securities will give rise to taxable income which is required to be distributed for the Fund to maintain its qualification for treatment as a RIC under the Code and avoid a Fund level tax even though the Fund holding the security receives no interest payments in cash on the security during the year. This may have a negative impact on the liquidity of the Fund because the Fund may be required to pay out as an income distribution an amount which is greater than the total amount of cash interest the Fund actually received in order to make the requisite distributions.

Pay-in-kind securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect the time-value of money on deferred interest payments and increased credit risk of borrowers who may need to defer interest payments. Pay-in-kind securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a pay-in-kind bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the pay-in-kind bond. Pay-in-kind bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a pay-in-kind security defaults the Fund may lose its entire investment. Generally, the deferral of pay-in-kind interest will increase the loan to value ratio, which is a measure of the riskiness of a loan or bond.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk: The Fund does not currently anticipate engaging in Borrowings. However, the Fund may employ leverage through Borrowings in the future, with notice to shareholders. The Fund’s use of leverage could create the opportunity for a higher return for shareholders, but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the Shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the Shares will be less than if leverage had not been used.

There is no assurance that a leveraging strategy will be successful. In addition, derivative transactions, if utilized, can involve leverage or the potential for leverage because they enable the Fund to magnify the Fund’s exposure beyond its investment.

Because the fee paid to the Adviser is calculated on the basis of the Fund’s Managed Assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Adviser will be higher (and the Adviser will be benefited to that extent) if leverage is utilized. The Adviser will utilize leverage only if it believes such action would result in a net benefit to the Fund’s shareholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).

Leverage involves risks and special considerations compared to a comparable portfolio without leverage including: (i) the likelihood of greater volatility of the Fund’s NAV; (ii) the risk that fluctuations in interest rates on Borrowings will reduce the return to the shareholders or will result in fluctuations in the dividends paid on the Shares; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) if the Fund uses leverage, the investment management fees payable to the Adviser will be higher than if the Fund did not use leverage, and may provide a financial incentive to the Adviser to increase the Fund’s use of leverage and create an inherent conflict of interest; and (v) leverage may increase expenses, which may reduce total return.

A decline in the Fund’s NAV could affect the ability of the Fund to make dividend payments to shareholders. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a RIC under the Code, which could have a material adverse effect on the value of the Shares. If the asset coverage for preferred shares or Borrowings declines to less than 200% or 300%, respectively (as a result of market fluctuations or otherwise), the Fund may be required to sell a portion of its investments when it may be disadvantageous to do so.

All costs and expenses related to any form of leverage used by the Fund will be borne entirely by the shareholders.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk: Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Shares.

Tax Treatment Limitations And Potential Changes In Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Treatment Limitations and Potential Changes in Tax Treatment Risk: The Fund intends has elected to be treated and intends to continue to qualify as a RIC under the Code, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to shareholders. In order to qualify as a RIC under Subchapter M, at least 90% of the Fund’s gross income for each taxable year must be “qualifying income,” and the Fund must meet certain asset diversification tests.

To the extent that the Fund utilizes derivatives in pursuing its investment strategy, the Fund believes that such utilization of derivatives will generate qualifying income under current U.S. federal income tax law, but certain aspects of the tax treatment of such instruments are currently unclear.

The Fund’s qualification and taxation as a RIC depends upon the Fund’s ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. However, no assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable.

If for any taxable year the Fund were to fail to meet the income or diversification tests described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

R I C Related Risks Of Investments Generating Non Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RIC-Related Risks of Investments Generating Non-Cash Taxable Income: Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. For example, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with payment-in-kind interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. The Fund may also have to include in its taxable income other amounts that it has not yet received in cash but has been allocated to it as a result of its investments in entities treated as partnerships for U.S. federal income tax purposes. In addition, certain investments in corporate stock require inclusion in income of amounts of deemed dividends even if no cash distribution is made. As a result, the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, and therefore the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. The Fund may be required to make a distribution to the Fund’s shareholders in order to satisfy the Annual Distribution Requirement (as defined below), even though it will not have received the corresponding cash amount. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.

Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of payment-in-kind interest also reduces a loan’s loan-to-value ratio at a compounding rate.

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Tax Treatment: The Fund may invest in certain investments may present special tax issues for the Fund and may have uncertain tax treatment. These issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Tax Laws Subject To Change [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Laws Subject to Change: All statements contained herein concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Changes in and/or the enactment of new U.S. federal income tax and other tax laws, regulations or other administrative guidance and interpretations thereof could occur during the life of the Fund. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore are urged to seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk: The Fund is “non-diversified,” which means that the Fund may invest a significant portion of its assets in the securities of a small number of issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be and to the risk that it may not meet the RIC diversification tests. Some of those issuers also may present substantial credit or other risks. Similarly, the Fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the U.S.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk: As the use of technology has become more prevalent in the course of business, the Adviser and other service providers have become more susceptible to operational and information security risks. Cyber incidents can result from deliberate attacks or unintentional events and include, but are not limited to, gaining unauthorized access to electronic systems for purposes of misappropriating assets, personally identifiable information (“PII”) or proprietary information (e.g., trading models and algorithms), corrupting data, or causing operational disruption, for example, by compromising trading systems or accounting platforms. Other ways in which the business operations of the Adviser, other service providers, or issuers of securities in which the Adviser invests a shareholder’s assets may be impacted include interference with a shareholder’s ability to value its portfolio, the unauthorized release of PII or confidential information, and violations of applicable privacy, recordkeeping and other laws. A shareholder and/or its account could be negatively impacted as a result.

While the Adviser has established internal risk management security protocols designed to identify, protect against, detect, respond to and recover from cyber security incidents, there are inherent limitations in such protocols including the possibility that certain threats and vulnerabilities have not been identified or made public due to the evolving nature of cyber security threats. Furthermore, the Adviser cannot control the cyber security systems of third party service providers or issuers. Any problems relating to the performance and effectiveness of security procedures used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on the Fund or its investors. Furthermore, as the Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware. There currently is no insurance policy available to cover all of the potential risks associated with cyber incidents. Unless specifically agreed by the Adviser separately or required by law, the Adviser is not a guarantor against, or obligor for, any damages resulting from a cyber-security-related incident.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk: The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for the Fund on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Dependence On Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Key Personnel Risk: The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, the information and deal flow they and others generate during the normal course of their activities, and the synergies among the diverse fields of expertise and knowledge held by the Adviser’s professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund.

The Adviser’s portfolio managers, together with other key personnel, possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize these relationships and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser’s portfolio managers or key personnel were to join or form a competing firm, the Fund’s results and financial condition could suffer.

Business Continuity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Continuity: The Adviser has developed a business continuity program that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting the Adviser, its affiliates, or the Fund. While the Adviser believes that the business continuity program should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, the Adviser, its affiliates, and any vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of governments, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with the Adviser and other service providers.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk: Market risks, including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund’s investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect issuers, sponsors and other market participants, which could adversely affect the Fund. Stock prices may experience greater volatility during periods of challenging market conditions, and there can be severe limitations on an investor’s ability to sell certain debt securities, including those that are of higher credit quality, during a period of reduced credit market liquidity. As a result, during these periods, the Fund’s NAV will fluctuate. A shareholder may experience a significant decline in the value of its investment and could lose money.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments were to adversely interrupt the global supply chain, which could affect companies worldwide. The Adviser’s business activities, as well as the activities of the Fund, its portfolio investments and their operations, could be materially adversely affected by outbreaks of disease, epidemics and public health issues, which can exacerbate pre-existing political, social and economic risks in certain countries or regions and trigger a prolonged period of global economic slowdown. Recent examples include pandemic risks related to COVID-19 (notably, its significant negative impact on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by governments and businesses), shifts in global trade, immigration, regulatory and other policies, and geopolitical tensions and risks such as those related to Russia’s invasion of Ukraine, ongoing conflicts in the Middle East and other geopolitical tensions, hostilities and instability. To the extent the Fund has significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors. Additionally, increasing cybersecurity threats, technological disruptions and climate-related events (such as natural disasters and extreme weather) may cause sudden and significant market disruptions.

Challenges facing a single, concentrated sector or industry can have far-reaching implications for the broader economy, including the private credit market. For example, although the U.S. economy has demonstrated strength and resiliency underpinned by the ongoing technology investment boom, there can be no assurance that such trend will continue. Recently, there has been growing concern about the sustainability of the private credit industry, particularly due to its significant exposure to the expanding technology sector, which includes artificial intelligence infrastructure investments. Market analysts, journalists and other stakeholders have increasingly questioned whether the rapidly developing artificial intelligence market, which includes companies focused on the design and manufacture of semiconductors, data center construction and the expansion of power generation, is fueling inflated valuations and unsustainable price appreciation. This concern is compounded by the sector’s increasing interconnectivity, as private credit supports cross-investments among artificial intelligence- and data center-focused firms, potentially creating an overvalued and tightly linked ecosystem that may lack solid long-term economic fundamentals. If these concerns are validated or perceived as credible by the public, a significant global market correction or downturn could occur, which could result in a material adverse effect on the Fund and its portfolio companies. In particular, market devaluations in the software sector may impair companies’ ability to refinance existing private credit loans and restrict merger and acquisition activity in the sector. Consequently, these dynamics could lead to extended holding periods for certain of the Fund’s assets.

Recent negative publicity in private credit affecting BDCs, registered closed-end funds (including interval funds) and other private investment funds pursuing such strategies that conduct periodic repurchase offers has coincided with an increase in investor repurchase requests across certain vehicles, including the Fund. If this trend persists, fund managers facing elevated repurchase requests may be required to sell assets to generate liquidity if they seek to fulfill these elevated repurchase requests, which could place downward pressure on the market value of certain investments held by those funds. Market dislocations or forced selling by market participants holding similar assets could adversely affect the valuation of comparable investments held in the Fund’s portfolio.

As of the date of this Prospectus, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably with respect to U.S. fiscal, tax, trade, healthcare, energy, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications, including as it relates to tariffs, budget and deficit reduction plans, foreign policy tensions, sanctions, and other similar developments. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, energy costs, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the White House implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, the U.S. regulatory environment, corporate taxes, inflation, healthcare, unemployment and immigration, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk: Unlike publicly-traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including bank loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities, particularly in the lower tier of the high yield market where there are fewer market makers, may carry more risk than that of publicly-traded common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing by third party pricing vendors. Moreover, to the extent that prices or quotations are not available from such third party pricing vendors, or when the Adviser believes that they are unreliable and not representative of fair value, securities may be priced by the Fund using fair value procedures approved by the Board. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

The valuation of the Fund’s investments involves subjective judgment. There can be no assurance that the Fund will value its investments in a manner that accurately reflects their current market values or that the Fund will be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

Advancements In Artificial Intelligence And Machine Learning Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Advancements in Artificial Intelligence and Machine Learning Risk. Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (i.e., AI Technologies) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and the Adviser as well as the Fund’s portfolio companies may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to the Adviser, the Fund, the Fund’s portfolio companies or their respective service providers and affiliates; reduce demand for their products, services, software or technology offerings; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition and results of operations, impact their valuations and ultimately have an adverse impact on us. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets.

The Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates may avail themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and affiliates may deploy AI Technologies in a variety of ways, including in the evaluation and management of investments, legal and marketing compliance, customer engagement, content creation and rules-based operations (e.g., legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and none of the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates to the extent they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. The Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates could be exposed to risks to the extent third-party service providers, or any counterparties use AI Technologies in their business activities. At the same time, to the extent utilized by the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates, any interruption of access to or use of AI Technologies could impede the ability of the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates to generate information and analysis that could be beneficial to us/them and our/their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and/or their affiliates.

AI Technologies can also be misused or misappropriated, even unintentionally, by third parties and/or employees of the Adviser, the Fund’s portfolio companies, their respective service providers or their affiliates. For example, there is a risk that a user will input confidential information, including material non-public information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers or their affiliates. Moreover, the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.

Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by the Adviser, the Fund, the Fund’s portfolio companies, their respective service providers and their affiliates may require compliance with legal and regulatory frameworks that are not fully developed or tested, and the Fund, the Adviser, the Fund’s portfolio companies, their respective service providers or their affiliates may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies.

The utilization of AI Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party machine learning technology applications and users.

AI Technologies and their current and potential future applications, including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation Risk. The Adviser and its affiliates engage in a broad variety of activities in respect of its managed funds and investments. These activities subject the Adviser and its affiliates to risks of becoming involved in litigation by third parties and subject the Adviser and its affiliates to investigations or proceedings initiated by governmental authorities. Additionally, in the ordinary course of its business, the Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s and its principals’ time and attention, and the time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation. The adoption of new, or the enhancement of existing, laws and regulations may further increase the risk of litigation. Any such litigation would likely have a negative financial impact on the Fund.

In recent periods, there has been negative publicity relating to the private credit industry that could harm the Fund’s or the Adviser’s reputation. In addition, partially as a result of certain high profile defaults and bankruptcies, there has also been increased negative publicity with respect to the private credit industry. Although neither the Fund nor the Adviser have been affected by those particular defaults and bankruptcies, the negative publicity, press speculation and concerns surrounding the private credit industry generally, whether valid or not, could in the future harm the Fund’s or the Adviser’s reputation, heighten scrutiny of the Fund’s and the Adviser’s business, encourage litigation and regulatory inquiries and adversely affect the Fund’s borrower or investor relationships and fundraising efforts.

Import Export Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Import/Export Regulation Risk: Significant changes to U.S. trade policy, including changes to current legislation and trade agreements and the imposition of tariffs on a range of goods imported into the U.S. has resulted in a few countries retaliating with tariffs against the United States. These retaliatory actions could trigger extended “trade wars” between the U.S. and its trading partners, resulting in additional barriers to the international market, inclusive of customers, vendors, and potential investors. Under these circumstances, the cost of goods for some portfolio companies could increase, resulting in lower consumer demand for their goods and reduced cash flows. While it is unknown whether and to what extent new legislation will be enacted into law, the enactment or amendment of trade legislation and/or renegotiation of trade agreements may impose additional compliance costs on portfolio companies, restrict their ability to participate in international markets and otherwise disrupt their current operations.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1636 N Cedar Crest Blvd
Entity Address, Address Line Two	#161
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18104
Contact Personnel Name	Joel L. Weiss

[1]	While neither the Fund nor the Distributor impose an initial sales charge on Institutional Class Shares, if you buy Institutional Class Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[2]	The Fund does not currently impose any repurchase fees, but may in the future impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.
[3]	The Fund does not currently anticipate engaging in Borrowings and has not engaged in Borrowings since its commencement of operations. The fee table, therefore, reflects no use of leverage. However, the Fund may employ leverage through Borrowings in the future, with notice to Shareholders.
[4]	The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that total annual fund operating expenses (excluding distribution and service fees and expenses, interest and borrowing costs, taxes, dividends, investment-related expenses (such as fees and expenses of outside legal counsel or third party consultants, due diligence-related expenses, and other costs, expenses, and liabilities with respect to consummated and unconsummated investments), extraordinary expenses, “Acquired Fund Fees and Expenses”, and brokerage commissions) do not exceed an annual rate of 0.75% (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2027, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser with respect to the Fund for a three-year period following the date of such fee waiver and/or expense reimbursement, to the extent the Fund’s total annual operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement.